Condensed Financial Information of the Parent Company - Schedule of Condensed Balance Sheets (Details) - Parent Company [Member]	Mar. 31, 2025 HKD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 HKD ($)
CURRENT ASSETS
Cash and cash equivalents	$ 95,869	$ 12,323
NON-CURRENT ASSET
Interest in a subsidiary	2,372	305	2,372
Total non-current asset	2,372	305	2,372
Total assets	57,445,326	7,383,813	2,372
CURRENT LIABILITIES
Accrual			69,629
Total current liabilities	1,515,556	194,804	86,702
Total liabilities	1,515,556	194,804	86,702
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS’ EQUITY (DEFICIT)
Ordinary shares, value
Additional paid-in capital	56,884,616	7,311,741	2,348
Accumulated losses	(954,871)	(122,735)	(86,702)
Total shareholders’ (deficit) equity	55,929,770	7,189,009	(84,330)
Total liabilities and shareholders’ (deficit) equity	57,445,326	7,383,813	2,372
Due From Subsidiary [Member]
CURRENT ASSETS
Amount due from a subsidiary	57,347,085	7,371,185
Total current assets	57,442,954	7,383,508
Due to Subsidiaries [Member]
CURRENT LIABILITIES
Amount due to subsidiaries	1,515,556	194,804	17,073
Class A Ordinary Shares [Member]
SHAREHOLDERS’ EQUITY (DEFICIT)
Ordinary shares, value	17	2	16
Class B Ordinary Shares [Member]
SHAREHOLDERS’ EQUITY (DEFICIT)
Ordinary shares, value	$ 8	$ 1	$ 8